LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Supplement Dated September 30, 2026

to the Summary and Statutory Prospectuses dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective immediately, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.	The following supplements the information under the Principal Investment Strategies section of the Fund’s Summary and Statutory Prospectuses:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

2.	The following supplements the information under the Additional Information about the Fund - Investment Objective and Principal Investment Strategies sections of the Fund’s Statutory Prospectus:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

3.	The following supplements the information under the Principal Risks section of the Fund’s Summary and Statutory Prospectuses:

Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Supplement Dated September 30, 2026

to the Statement of Additional Information (“SAI”) dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective immediately, the SAI is revised as follows:

The information under the third paragraph of the Description of the Trust and the Funds section of the SAI is deleted and replaced with the following:

Each of the Funds, except the LVIP AllianceBernstein Large Cap Growth Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP Blended Large Cap Growth Managed Volatility Fund, and the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Non-Diversified Funds”), is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). The LVIP State Street Bond Index Fund, LVIP State Street Emerging Markets Equity Index Fund, LVIP State Street International Index Fund, LVIP State Street Mid-Cap Index Fund, LVIP State Street Nasdaq-100 Index Fund, LVIP State Street S&P 500 Index Fund, LVIP State Street Short-Term Bond Index Fund, and LVIP State Street Small-Cap Index Fund (collectively the “Index Funds”) are classified as “diversified” for purposes of the 1940 Act and each Index Fund intends to be diversified in approximately the same proportion as its target index. However, each Index Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or the index weighting of one or more constituents of its target index. A “non-diversified” fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Index Funds shift from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of its target index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE